Investment in Associate - Schedule of Fair Value of the Investment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Fair Value of the Investment [Abstract]
Balance at beginning	$ 952	$ 781	$ 781
Investment following achievement of milestone			600
Equity losses from investment in MitoCareX	(312)	(208)	(429)
Balance at ending	$ 640	$ 1,196	$ 952